FINANCIAL INSTRUMENTS (Details Narrative) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Amortized cost | $	$ 3,810,867
Net investment		R$ 6,293	R$ 6,293
Derivative type	In the same period, the Company contracted a new operation to protect an NCE raised with maturity in October 2028, in the amount of R$680 million.
Borrowings		R$ 44,859,075	R$ 40,918,742	R$ 32,507,522
Currency risk [member]
IfrsStatementLineItems [Line Items]
Stock price	5.00%	5.00%
Scenario I [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Percentage of scenarios	25.00%	25.00%
Scenario I I [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Percentage of scenarios	50.00%	50.00%
C S N Cimentos [Member]
IfrsStatementLineItems [Line Items]
Borrowings		R$ 115,000